REVENUES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 18,286	$ 12,829	$ 34,696	$ 29,415
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 11,134	$ 7,247	$ 20,846	$ 17,339